Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$ (4,687,667)	$ (3,102,902)	$ 125,827
Adjustments to reconcile net loss income to net cash (used in) operating activities:
Depreciation and amortization	269,812	135,939	78,514
Amortization of operating lease right-of-use assets	795,912
Loss on disposal of property and equipment		78	280
Impairment loss on equity securities		5,628	78,984
Loss from disposal of subsidiaries		32,641
Gain from disposal of marketable securities	(5,271)
Loss from equity method investment	3,547
Deferred tax provision (benefits)	179,449	380,302	(150,615)
Change in operating assets and liabilities
Accounts receivables	1,356,454	(242,674)	(1,332,431)
Accounts receivables - related parties	(155,986)		(1,070,648)
Other receivables	93,383	(402,174)	114,479
Prepaid expenses	60,961	(932,928)	(139,496)
Long-term prepaid expenses	644,554	(2,248,912)
Accounts payable	(1,413)
Deferred revenue	847,265	(298,954)	1,277,528
Other payables and accrued liabilities	41,609	156,724	177,776
Other payables - related parties	6,384	(190,666)	199,834
Operating lease liabilities	(752,682)
Taxes payable	165,353	(426,597)	319,696
Net cash used in operating activities	(1,138,336)	(7,134,495)	(320,272)
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from sales of short-term investments	178,237	365,462
Purchases of short-term investments	(1,425)	(24,347)	(1,913,794)
Loans receivable to related party		(1,661,514)
Repayment from related parties	318,194
Acquisition prepayment		(2,042,460)
Purchases of property and equipment	(288,372)	(159,514)	(132,998)
Proceeds from sale of property and equipment		990	3,536
Cash acquired from Granville, net of purchase price paid	125,365
Purchase of intangible asset		(12,644)
Net cash provided by (used in) investing activities	331,999	(3,534,027)	(2,043,256)
CASH FLOWS FROM FINANCING ACTIVITIES:
Payment of deferred offering costs			(712,696)
Payment of acquisition deposit			(424,263)
Capital contribution from shareholders			6,469,679
Proceeds from issuance of ordinary shares through IPO, net		8,032,912
Proceeds from long-term debt			1,537,184
Financing lease liabilities	(24,984)
Principal payments of long-term debt	(309,450)
Net cash (used in) provided by financing activities	(334,434)	8,032,912	6,869,904
EFFECT OF EXCHANGE RATE ON CASH	(119,418)	(168,805)	(19,854)
INCREASE IN CASH	(1,260,189)	(2,804,415)	4,486,522
CASH, beginning of year	2,004,625	4,809,040	322,518
CASH, end of year	744,436	2,004,625	4,809,040
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income tax		240,508	27,722
Cash paid for interest	192,312	197,999
NON-CASH TRANSACTIONS OF INVESTING AND FINANCING ACTIVITIES
Fair value adjustment offsetting customer deposits with short-term investment			713,568
Prepaid IPO costs to be net against IPO proceeds		733,478
Initial recognition of right-of-use assets and lease liabilities	2,091,977
Acquisition of Granville offset with prepayment	2,447,259
Acquisition of Granville with payables	368,439
Purchase of fixed asset with financing lease	$ 139,566